Annual Fund Operating Expenses	Nov. 26, 2025
Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 90 Series Structured Alt Protection ETF - January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 90 Series Structured Alt Protection ETF - April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 90 Series Structured Alt Protection ETF - July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 90 Series Structured Alt Protection ETF - October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 80 Series Structured Alt Protection ETF - January | Calamos Bitcoin 80 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April | Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 80 Series Structured Alt Protection ETF - July | Calamos Bitcoin 80 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%